Note 3 - Fair Values of Financial Instruments (Details) - Changes in Fair Value of Level 3 Financial Instruments (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 4,861,070	$ 3,237,779
Transfers out of Level 3	(3,834,470)
Purchases		1,748,750
Sales	(645,000)	(102,137)
Included in earnings	2,400	(110,100)
Included in other comprehensive income		86,778
Ending balance	384,000	4,861,070
Corporate Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	3,834,470	2,133,079
Transfers out of Level 3	(3,834,470)
Purchases		1,748,750
Sales		(102,137)
Included in other comprehensive income		54,778
Ending balance		3,834,470
Common Stock [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		352,000
Included in other comprehensive income		32,000
Ending balance	384,000	384,000
Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	642,600	752,700
Sales	(645,000)
Included in earnings	2,400	(110,100)
Ending balance		$ 642,600